S000073359 [Member] Expense Example - Northern Trust ESG & Climate Developed Markets ex-US Core ETF - FlexShares ESG & Climate Developed Markets ex-US Core Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	47
Expense Example, with Redemption, 5 Years	86
Expense Example, with Redemption, 10 Years	$ 201